Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	AMERICAN HIGH INCOME TRUST
Central Index Key	0000823620
Amendment Flag	false
Document Creation Date	Nov. 30, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Dec. 01, 2017
AMERICAN HIGH INCOME TRUST® | Class A
Prospectus:
Trading Symbol	AHITX
AMERICAN HIGH INCOME TRUST® | Class R-1
Prospectus:
Trading Symbol	RITAX
AMERICAN HIGH INCOME TRUST® | Class R-2
Prospectus:
Trading Symbol	RITBX
AMERICAN HIGH INCOME TRUST® | Class R-3
Prospectus:
Trading Symbol	RITCX
AMERICAN HIGH INCOME TRUST® | Class R-4
Prospectus:
Trading Symbol	RITEX
AMERICAN HIGH INCOME TRUST® | Class R-5
Prospectus:
Trading Symbol	RITFX
AMERICAN HIGH INCOME TRUST® | Class C
Prospectus:
Trading Symbol	AHTCX
AMERICAN HIGH INCOME TRUST® | Class F-1
Prospectus:
Trading Symbol	AHTFX
AMERICAN HIGH INCOME TRUST® | Class 529-A
Prospectus:
Trading Symbol	CITAX
AMERICAN HIGH INCOME TRUST® | Class 529-C
Prospectus:
Trading Symbol	CITCX
AMERICAN HIGH INCOME TRUST® | Class 529-E
Prospectus:
Trading Symbol	CITEX
AMERICAN HIGH INCOME TRUST® | Class 529-F-1
Prospectus:
Trading Symbol	CITFX
AMERICAN HIGH INCOME TRUST® | Class F-2
Prospectus:
Trading Symbol	AHIFX
AMERICAN HIGH INCOME TRUST® | Class R-6
Prospectus:
Trading Symbol	RITGX
AMERICAN HIGH INCOME TRUST® | Class R-2E
Prospectus:
Trading Symbol	RTEHX
AMERICAN HIGH INCOME TRUST® | Class R-5E
Prospectus:
Trading Symbol	RITHX
AMERICAN HIGH INCOME TRUST® | Class F-3
Prospectus:
Trading Symbol	HIGFX
AMERICAN HIGH INCOME TRUST® | Class 529-T
Prospectus:
Trading Symbol	TAIHX
AMERICAN HIGH INCOME TRUST® | Class T
Prospectus:
Trading Symbol	TAHIX